Document and Entity Information	Dec. 23, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002038118
Document Type	8-K
Document Period End Date	Dec. 23, 2024
Entity Registrant Name	FirstEnergy Transmission, LLC
Entity Incorporation State Country Code	DE
Entity File Number	333-282554
Entity Tax Identification Number	20-5763884
Entity Address, Address Line One	5001 NASA Boulevard
Entity Address, City or Town	Fairmont
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26554
City Area Code	(800)
Local Phone Number	736-3402
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false